Impairment Charges and Reversals - Sensitivity (Details) - Downstream - Discounted future cash flows	12 Months Ended
Dec. 31, 2024 CAD ($)
Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets	0.01
Forward Price Estimate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets	0.05
Lima And Wood River | Discount rate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets	0.01
CGU Impairments	$ 214,000,000
Lima And Wood River | Forward Price Estimate
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Significant unobservable input, assets	0.05
CGU Impairments	$ 619,000,000